Schedule of Investments (unaudited)	iShares® US Small Cap Value Factor ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Ducommun Inc.(a)	9,147	$499,060

Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings Inc.(a)(b)	4,963	338,030

Auto Components — 1.1%
Dana Inc.	24,420	580,219
Modine Manufacturing Co.(a)	48,041	797,000
		1,377,219
Banks — 28.5%
1st Source Corp.	9,779	454,332
Allegiance Bancshares Inc.	12,506	480,731
Atlantic Union Bankshares Corp.	14,092	510,412
Banc of California Inc.	29,499	517,412
BancFirst Corp.	7,378	460,609
BancorpSouth Bank	15,190	430,333
Bank of NT Butterfield & Son Ltd. (The)	13,521	479,319
BankUnited Inc.	12,749	544,255
Brookline Bancorp. Inc.	32,982	493,081
Bryn Mawr Bank Corp.	12,105	510,710
Cathay General Bancorp.	13,881	546,356
Central Pacific Financial Corp.	20,981	546,765
City Holding Co.	4,962	373,341
Columbia Banking System Inc.	11,738	452,617
Community Trust Bancorp. Inc.	10,675	431,057
ConnectOne Bancorp. Inc.	21,384	559,619
CrossFirst Bankshares Inc.(a)	34,663	476,616
Customers Bancorp. Inc.(a)	25,791	1,005,591
CVB Financial Corp.	17,444	359,172
Dime Community Bancshares Inc.	34,231	1,150,846
Enterprise Financial Services Corp.	11,037	512,006
First BanCorp./Puerto Rico	15,946	190,076
First Bancshares Inc. (The)	14,346	536,971
First Busey Corp.	18,964	467,652
First Financial Bancorp.	23,602	557,715
First Financial Corp./IN	9,507	388,076
First Foundation Inc.	23,030	518,405
First Merchants Corp.	12,991	541,335
Flushing Financial Corp.	28,587	612,619
Fulton Financial Corp.	32,273	509,268
German American Bancorp. Inc.	9,713	361,324
Great Southern Bancorp. Inc.	8,321	448,502
Hancock Whitney Corp.	15,970	709,707
Hanmi Financial Corp.	35,319	673,180
Heritage Commerce Corp.	45,255	503,688
Heritage Financial Corp./WA	15,600	390,312
Home BancShares Inc./AR	19,869	490,367
Hope Bancorp Inc.	37,856	536,798
Horizon Bancorp Inc./IN	29,841	520,129
Independent Bank Corp.	5,393	407,172
Independent Bank Corp./MI	23,939	519,716
Independent Bank Group Inc.	6,814	504,100
Investors Bancorp. Inc.	35,909	512,062
Lakeland Bancorp. Inc.	30,256	528,875
Midland States Bancorp. Inc.	23,399	614,692
NBT Bancorp. Inc.	10,640	382,721
Nicolet Bankshares Inc.(a)	4,776	335,944
OFG Bancorp.	23,161	512,321
Old National Bancorp./IN	22,227	391,418
Security	Shares	Value

Banks (continued)
Pacific Premier Bancorp. Inc.	14,511	$613,670
Peoples Bancorp. Inc./OH	15,778	467,344
Preferred Bank/Los Angeles CA	3,154	199,554
S&T Bancorp. Inc.	16,188	506,684
Sandy Spring Bancorp. Inc.	13,034	575,190
Seacoast Banking Corp. of Florida	16,000	546,400
Simmons First National Corp., Class A	17,689	518,995
South State Corp.	6,250	511,000
Texas Capital Bancshares Inc.(a)	8,840	561,252
Tompkins Financial Corp.	5,254	407,500
Towne Bank/Portsmouth VA	18,346	558,085
TriCo Bancshares	12,291	523,351
TriState Capital Holdings Inc.(a)	20,224	412,367
Triumph Bancorp. Inc.(a)	9,586	711,761
Trustmark Corp.	14,074	433,479
United Bankshares Inc./WV	14,015	511,548
United Community Banks Inc./GA	16,639	532,614
Valley National Bancorp.	43,911	589,725
Washington Trust Bancorp. Inc.	9,817	504,103
		34,644,947
Biotechnology — 0.5%
Vanda Pharmaceuticals Inc.(a)	31,124	669,477

Building Products — 1.4%
American Woodmark Corp.(a)	3,201	261,490
Apogee Enterprises Inc.	14,071	573,112
Insteel Industries Inc.	16,098	517,551
Quanex Building Products Corp.	16,366	406,531
		1,758,684
Capital Markets — 2.0%
BGC Partners Inc., Class A	125,148	709,589
Cowen Inc., Class A	18,449	757,332
Federated Hermes Inc.	13,999	474,706
Piper Sandler Cos	4,123	534,176
		2,475,803
Chemicals — 2.1%
AdvanSix Inc.(a)	23,332	696,693
Avient Corp.	11,372	559,048
HB Fuller Co.	6,589	419,126
Minerals Technologies Inc.	5,898	463,996
PQ Group Holdings Inc.	29,367	451,077
		2,589,940
Commercial Services & Supplies — 4.4%
ABM Industries Inc.	8,243	365,577
ACCO Brands Corp.	51,990	448,674
BrightView Holdings Inc.(a)	26,453	426,422
Herman Miller Inc.	9,987	470,787
HNI Corp.	9,613	422,683
Interface Inc.	49,076	750,863
KAR Auction Services Inc.(a)	20,960	367,848
Knoll Inc.	24,929	647,905
Matthews International Corp., Class A	13,474	484,525
SP Plus Corp.(a)	16,776	513,178
Steelcase Inc., Class A	29,826	450,671
		5,349,133
Communications Equipment — 0.7%
Comtech Telecommunications Corp.	21,491	519,223
NetScout Systems Inc.(a)	13,830	394,708
		913,931

Schedule of Investments (unaudited) (continued)	iShares® US Small Cap Value Factor ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 2.6%
Arcosa Inc.	6,841	$401,840
EMCOR Group Inc.	4,443	547,333
Great Lakes Dredge & Dock Corp.(a)	31,680	462,845
MYR Group Inc.(a)	8,078	734,452
Primoris Services Corp.	16,687	491,099
Sterling Construction Co. Inc.(a)	21,262	513,052
		3,150,621
Construction Materials — 0.5%
Summit Materials Inc., Class A(a)	18,168	633,155

Consumer Finance — 0.7%
EZCORP Inc., Class A, NVS(a)	57,068	344,120
World Acceptance Corp.(a)	2,854	457,325
		801,445
Distributors — 0.9%
Funko Inc., Class A(a)	49,316	1,049,445

Diversified Consumer Services — 0.3%
Laureate Education Inc., Class A(a)	22,779	330,523

Electrical Equipment — 1.1%
Encore Wire Corp.	6,487	491,650
Powell Industries Inc.	12,502	386,937
Thermon Group Holdings Inc.(a)	26,813	456,893
		1,335,480
Electronic Equipment, Instruments & Components — 2.6%
Benchmark Electronics Inc.	14,971	426,075
Insight Enterprises Inc.(a)	5,321	532,153
Knowles Corp.(a)	20,246	399,656
Methode Electronics Inc.	10,565	519,904
Sanmina Corp.(a)	11,145	434,209
TTM Technologies Inc.(a)	26,453	378,278
Vishay Intertechnology Inc.	19,364	436,658
		3,126,933
Energy Equipment & Services — 1.4%
National Energy Services Reunited Corp.(a)	47,100	671,175
RPC Inc.(a)	113,917	563,889
Solaris Oilfield Infrastructure Inc., Class A	42,114	410,191
		1,645,255
Equity Real Estate Investment Trusts (REITs) — 3.5%
Acadia Realty Trust	27,446	602,714
Columbia Property Trust Inc.	27,618	480,277
Kite Realty Group Trust	25,988	571,996
Piedmont Office Realty Trust Inc., Class A	22,218	410,366
Sabra Health Care REIT Inc.	21,899	398,562
SITE Centers Corp.	41,762	628,936
Summit Hotel Properties Inc.(a)	58,093	542,007
Xenia Hotels & Resorts Inc.(a)	34,001	636,839
		4,271,697
Food & Staples Retailing — 0.7%
Andersons Inc. (The)	15,718	479,870
SpartanNash Co.	18,470	356,656
		836,526
Food Products — 0.4%
Fresh Del Monte Produce Inc.	13,159	432,668

Gas Utilities — 0.6%
Southwest Gas Holdings Inc.	4,799	317,646
Security	Shares	Value

Gas Utilities (continued)
Spire Inc.	5,671	$409,843
		727,489
Health Care Providers & Services — 0.5%
Select Medical Holdings Corp.	14,438	610,150

Household Durables — 2.9%
Century Communities Inc.	6,756	449,544
Ethan Allen Interiors Inc.	22,214	613,106
Hooker Furniture Corp.	11,681	404,630
KB Home	7,887	321,159
La-Z-Boy Inc.	9,548	353,658
M/I Homes Inc.(a)	6,553	384,465
Meritage Homes Corp.(a)	2,751	258,814
Taylor Morrison Home Corp.(a)	12,300	324,966
TRI Pointe Homes Inc.(a)	16,656	356,938
		3,467,280
Insurance — 4.7%
American Equity Investment Life Holding Co.	13,642	440,909
CNO Financial Group Inc.	18,800	444,056
Employers Holdings Inc.	9,371	401,079
Enstar Group Ltd.(a)	1,867	446,064
HCI Group Inc.	6,102	606,722
Heritage Insurance Holdings Inc.	29,087	249,566
Horace Mann Educators Corp.	8,448	316,124
ProAssurance Corp.	18,329	416,985
Selective Insurance Group Inc.	5,854	475,052
SiriusPoint Ltd.(a)	43,394	436,978
Stewart Information Services Corp.	6,457	366,047
United Fire Group Inc.	14,691	407,381
Universal Insurance Holdings Inc.	21,700	301,196
Watford Holdings Ltd.(a)	13,134	459,559
		5,767,718
Machinery — 3.4%
Altra Industrial Motion Corp.	8,143	529,458
Barnes Group Inc.	8,433	432,191
Columbus McKinnon Corp./NY	9,108	439,370
EnPro Industries Inc.	5,337	518,490
Greenbrier Companies Inc. (The)	10,253	446,826
Meritor Inc.(a)	12,087	283,077
Mueller Industries Inc.	11,133	482,170
REV Group Inc.	34,813	546,216
Wabash National Corp.	25,238	403,808
		4,081,606
Marine — 0.4%
Matson Inc.	7,514	480,896

Media — 0.4%
Scholastic Corp.	14,333	543,077

Metals & Mining — 3.8%
Allegheny Technologies Inc.(a)(b)	34,454	718,366
Carpenter Technology Corp.	16,550	665,641
Commercial Metals Co.	15,086	463,442
Haynes International Inc.	17,588	622,263
Kaiser Aluminum Corp.	5,605	692,162
Schnitzer Steel Industries Inc., Class A	15,074	739,380
Warrior Met Coal Inc.	17,710	304,612
Worthington Industries Inc.	6,501	397,731
		4,603,597

Schedule of Investments (unaudited) (continued)	iShares® US Small Cap Value Factor ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment — 0.3%
Broadmark Realty Capital Inc.	30,658	$324,668

Multi-Utilities — 1.2%
Avista Corp.	8,461	361,031
Black Hills Corp.	5,642	370,284
NorthWestern Corp.	6,208	373,846
Unitil Corp.	7,805	413,431
		1,518,592
Oil, Gas & Consumable Fuels — 2.7%
Clean Energy Fuels Corp.(a)	115,803	1,175,400
CNX Resources Corp.(a)	31,933	436,205
DHT Holdings Inc.	58,474	379,496
Dorian LPG Ltd.(a)	37,568	530,460
Nordic American Tankers Ltd.	86,749	284,537
World Fuel Services Corp.	14,222	451,264
		3,257,362
Paper & Forest Products — 0.9%
Clearwater Paper Corp.(a)(b)	6,104	176,833
Domtar Corp.(a)	11,443	628,907
Glatfelter Corp.	18,194	254,170
		1,059,910
Pharmaceuticals — 0.4%
Prestige Consumer Healthcare Inc.(a)	8,277	431,232

Professional Services — 1.7%
Heidrick & Struggles International Inc.	15,292	681,259
Kelly Services Inc., Class A, NVS(a)	17,697	424,197
Resources Connection Inc.	26,128	375,198
TrueBlue Inc.(a)	19,427	546,093
		2,026,747
Real Estate Management & Development — 0.2%
RE/MAX Holdings Inc., Class A	9,121	304,003

Road & Rail — 0.9%
ArcBest Corp.	8,763	509,919
Covenant Logistics Group Inc., Class A(a)	17,291	357,578
U.S. Xpress Enterprises Inc., Class A(a)	30,751	264,458
		1,131,955
Semiconductors & Semiconductor Equipment — 1.5%
Alpha & Omega Semiconductor Ltd.(a)	21,572	655,573
Amkor Technology Inc.	26,844	635,398
SMART Global Holdings Inc.(a)	11,018	525,338
		1,816,309
Software — 0.5%
BM Technologies Inc.	2,130	25,114
Xperi Holding Corp.	26,171	582,043
		607,157
Specialty Retail — 4.8%
Abercrombie & Fitch Co., Class A(a)	21,530	999,638
Hibbett Inc.(a)	7,667	687,193
MarineMax Inc.(a)	11,629	566,798
ODP Corp. (The)(a)	15,439	741,227
Rent-A-Center Inc./TX	9,043	479,912
Sportsman’s Warehouse Holdings Inc.(a)	21,116	375,231
Tilly’s Inc., Class A	49,784	795,548
Urban Outfitters Inc.(a)	14,456	595,876
Zumiez Inc.(a)	10,821	530,121
		5,771,544
Security	Shares	Value

Textiles, Apparel & Luxury Goods — 2.0%
Movado Group Inc.	30,178	$949,702
Superior Group of Companies Inc.	13,030	311,547
Unifi Inc.(a)	23,436	570,901
Vera Bradley Inc.(a)	49,235	610,022
		2,442,172
Thrifts & Mortgage Finance — 5.0%
HomeStreet Inc.	10,977	447,203
Kearny Financial Corp./MD	41,769	499,140
Meridian Bancorp. Inc.	29,055	594,465
Meta Financial Group Inc.	15,025	760,716
NMI Holdings Inc., Class A(a)	16,951	381,058
Northfield Bancorp. Inc.	32,278	529,359
Premier Financial Corp.	19,321	548,910
Provident Financial Services Inc.	24,128	552,290
Radian Group Inc.	20,613	458,639
TrustCo Bank Corp. NY	11,050	379,899
Washington Federal Inc.	14,440	458,903
WSFS Financial Corp.	10,080	469,627
		6,080,209
Trading Companies & Distributors — 3.3%
Beacon Roofing Supply Inc.(a)	9,687	515,833
Boise Cascade Co.	7,556	440,893
DXP Enterprises Inc./TX(a)	18,642	620,778
GMS Inc.(a)	12,476	600,595
Rush Enterprises Inc., Class A	8,960	387,430
Titan Machinery Inc.(a)	22,708	702,585
WESCO International Inc.(a)	6,823	701,541
		3,969,655
Total Common Stocks — 98.2%
(Cost: $108,917,824)		119,253,300

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	1,133,247	1,133,927
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,140,000	2,140,000
		3,273,927
Total Short-Term Investments — 2.7%
(Cost: $3,273,886)		3,273,927

Total Investments in Securities — 100.9%
(Cost: $112,191,710)		122,527,227

Other Assets, Less Liabilities — (0.9)%		(1,132,253)

Net Assets—100.0%		$121,394,974

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® US Small Cap Value Factor ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$376,585	$757,340	(a)	$—		$(39)	$41	$1,133,927	1,133,247	$630	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,350,000	—		(9,210,000	)(a)	—	—	2,140,000	2,140,000	231		—
						$(39)	$41	$3,273,927		$861		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index	1	09/17/21	$115	$96
S&P Select Sector Financial E-Mini Index	1	09/17/21	113	1,160
				$1,256

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs & Co.(b)	02/27/23	$646,051	$(33,333	)(c)	$615,267	0.5%
	Monthly	HSBC Bank USA N.A.(d)	02/10/23	650,412	(16,981	)(e)	621,798	0.5
	Monthly	JPMorgan Securities PLC(f)	02/08/23	672,458	(51,565	)(g)	619,786	0.6
					$(101,879)		$1,856,851

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(2,549) of net dividends and financing fees.

(e)	Amount includes $11,633 of net dividends, payable for referenced securities purchased and financing fees.

(g)	Amount includes $1,107 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1M US Dollar LIBOR BBA	USD - 1M US Dollar LIBOR BBA	USD - 1M US Dollar LIBOR BBA

Schedule of Investments (unaudited) (continued)	iShares® US Small Cap Value Factor ETF
June 30, 2021

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of June 30, 2021 expiration 2/27/2023.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Banks
BancorpSouth Bank	155	$4,391	0.7%
Brookline Bancorp. Inc.	1,027	15,354	2.5
Columbia Banking System Inc.	597	23,020	3.7
First BanCorp./Puerto Rico	6,582	78,457	12.7
First Financial Bancorp.	68	1,607	0.3
Hanmi Financial Corp.	536	10,216	1.7
Heritage Financial Corp./WA	407	10,183	1.7
Hope Bancorp Inc.	578	8,196	1.3
Independent Bank Corp.	192	14,496	2.4
Investors Bancorp. Inc.	3,529	50,324	8.2
NBT Bancorp. Inc.	35	1,259	0.2
Old National Bancorp./IN	1,171	20,621	3.3
Pacific Premier Bancorp. Inc.	204	8,627	1.4
Preferred Bank/Los Angeles CA	3,145	198,984	32.3
S&T Bancorp. Inc.	453	14,179	2.3
Seacoast Banking Corp. of Florida	244	8,333	1.4
Simmons First National Corp., Class A	540	15,844	2.6
Triumph Bancorp. Inc.	56	4,158	0.7
United Community Banks Inc./GA	120	3,841	0.6

		492,090
Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	418	9,179	1.5

Insurance
Employers Holdings Inc.	99	4,237	0.7
Heritage Insurance Holdings Inc.	902	7,739	1.3
Horace Mann Educators Corp.	476	17,812	2.9
ProAssurance Corp.	683	15,538	2.5
Stewart Information Services Corp.	43	2,438	0.4
United Fire Group Inc.	165	4,575	0.7
Universal Insurance Holdings Inc.	88	1,221	0.2

		53,560
Multi-Utilities
Avista Corp.	51	2,176	0.3

Thrifts & Mortgage Finance
HomeStreet Inc.	332	13,526	2.2
Meta Financial Group Inc.	274	13,873	2.3
Provident Financial Services Inc.	5	114	0.0
TrustCo Bank Corp. NY	248	8,526	1.4
WSFS Financial Corp.	477	22,223	3.6
		58,262
Total Reference Entity—Long		615,267

Net Value of Reference Entity—Goldman Sachs & Co.		$615,267

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank USA N.A. as of June 30, 2021 expiration 2/10/2023.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Banks
Allegiance Bancshares Inc.	379	$14,569	2.3%
BancorpSouth Bank	214	6,063	1.0
BankUnited Inc.	461	19,680	3.2
Brookline Bancorp. Inc.	714	10,674	1.7
Central Pacific Financial Corp.	675	17,591	2.8
City Holding Co.	161	12,114	1.9
Columbia Banking System Inc.	259	9,987	1.6
Customers Bancorp. Inc.	975	38,015	6.1
CVB Financial Corp.	460	9,471	1.5
First BanCorp./Puerto Rico	7,044	83,964	13.5
First Financial Bancorp.	684	16,163	2.6
Hanmi Financial Corp.	738	14,066	2.3
Heritage Financial Corp./WA	403	10,083	1.6
Hope Bancorp Inc.	1,125	15,953	2.6
Independent Bank Corp.	151	11,401	1.8
Investors Bancorp. Inc.	852	12,150	2.0
NBT Bancorp. Inc.	337	12,122	2.0
OFG Bancorp.	742	16,413	2.6
Pacific Premier Bancorp. Inc.	207	8,754	1.4
Preferred Bank/Los Angeles CA	1,660	105,028	16.9
S&T Bancorp. Inc.	235	7,356	1.2
Seacoast Banking Corp. of Florida	231	7,889	1.3
Simmons First National Corp., Class A	745	21,858	3.5
United Community Banks Inc./GA	245	7,842	1.3

		489,206

Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	604	13,264	2.1

Insurance
American Equity Investment Life Holding Co.	36	1,164	0.2
Employers Holdings Inc.	243	10,400	1.7
Horace Mann Educators Corp.	124	4,640	0.7
ProAssurance Corp.	265	6,029	0.9
Stewart Information Services Corp.	173	9,807	1.6
Universal Insurance Holdings Inc.	32	444	0.1

		32,484
Multi-Utilities
Avista Corp.	206	8,790	1.4

Real Estate Management & Development
RE/MAX Holdings Inc., Class A	134	4,466	0.7

Thrifts & Mortgage Finance
HomeStreet Inc.	280	11,407	1.9
Meta Financial Group Inc.	321	16,252	2.6
Northfield Bancorp. Inc.	716	11,742	1.9
Provident Financial Services Inc.	522	11,949	1.9
TrustCo Bank Corp. NY	159	5,466	0.9
WSFS Financial Corp.	360	16,772	2.7

		73,588
Total Reference Entity—Long		621,798

Net Value of Reference Entity—HSBC Bank USA N.A.		$621,798

Schedule of Investments (unaudited) (continued)	iShares® US Small Cap Value Factor ETF
June 30, 2021

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of June 30, 2021 expiration 2/8/2023.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Banks
BankUnited Inc.	515	$21,985	3.6%
Brookline Bancorp. Inc.	96	1,435	0.2
Central Pacific Financial Corp.	502	13,082	2.1
City Holding Co.	115	8,653	1.4
Columbia Banking System Inc.	35	1,350	0.2
CVB Financial Corp.	257	5,292	0.9
First BanCorp./Puerto Rico	27,982	333,545	53.8
First Financial Bancorp.	682	16,116	2.6
Hope Bancorp Inc.	108	1,531	0.3
Independent Bank Corp.	19	1,435	0.2
Investors Bancorp. Inc.	1,138	16,228	2.6
NBT Bancorp. Inc.	230	8,273	1.3
OFG Bancorp.	236	5,220	0.8
Old National Bancorp./IN	615	10,830	1.8
Preferred Bank/Los Angeles CA	1,402	88,705	14.3
S&T Bancorp. Inc.	129	4,038	0.7
Seacoast Banking Corp. of Florida	215	7,342	1.2
United Community Banks Inc./GA	759	24,296	3.9

		569,356
			% of
			Basket
	Shares	Value	Value

Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	172	$3,777	0.6

Insurance
American Equity Investment Life Holding Co.	41	1,325	0.2
Employers Holdings Inc.	255	10,914	1.8
Stewart Information Services Corp.	232	13,152	2.1
Universal Insurance Holdings Inc.	75	1,041	0.2

		26,432
Multi-Utilities
Avista Corp.	32	1,365	0.2

Thrifts & Mortgage Finance
HomeStreet Inc.	100	4,074	0.7
Provident Financial Services Inc.	3	69	0.0
TrustCo Bank Corp. NY	100	3,438	0.5
WSFS Financial Corp.	242	11,275	1.8
		18,856
Total Reference Entity—Long		619,786

Net Value of Reference Entity—JPMorgan Securities PLC		$619,786

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$119,228,186	$25,114	$—	$119,253,300
Money Market Funds	3,273,927	—	—	3,273,927
	$122,502,113	$25,114	$—	$122,527,227
Derivative financial instruments(a)
Assets
Futures Contracts	$1,256	—	$—	$1,256
Liabilities
Swaps	—	(101,879)	—	(101,879)
	$1,256	(101,879)	$—	$(100,623)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust